Organization and Principal Activities (Details Textual)	12 Months Ended
Dec. 31, 2019
Organization and Principal Activities (Textual)
Outstanding ordinary shares	74.95%
Zhongchai Holding [Member]
Organization and Principal Activities (Textual)
Outstanding ordinary shares	100.00%
Zhejiang Zhongchai Machinery Co., Ltd. [Member]
Organization and Principal Activities (Textual)
Outstanding ordinary shares	89.47%
Subsidiaries description	The direct operating subsidiary of Zhongchai Holding in PRC. On April 5, 2007, Usunco Automotive Limited ("Usunco"), a British Virgin Islands limited liability Company incorporated on April 24, 2006, invested $8,000,000 USD into Zhejiang Zhongchai for its approximately 75.47% interest. On December 16, 2009, Usunco agreed to transfer its 75.47% interest in Zhejiang Zhongchai to Zhongchai Holding. On April 26, 2010, Xinchang County Keyi Machinery Co., Ltd. transferred all its 24.528% interest in Zhejiang Zhongchai to Zhongchai Holding for a consideration of US$2.6 million. On November 1, 2017, Xinchang County Jiuxin Investment Management Partnership (LP) ("Jiuxin"), an entity controlled and beneficially owned by Mr. He Mengxing, president of Zhejiang Zhongchai, closed its investment of approximately RMB31,590,000 in Zhejiang Zhongchai for 10.53% of its interest. As of December 31, 2019, Zhongchai Holding owns approximately 89.47% of Zhejiang Zhongchai and Jiuxin owns approximately 10.53% of Zhejiang Zhongchai.
Hangzhou Greenland Robotic Technologies Co., Ltd. [Member]
Organization and Principal Activities (Textual)
Outstanding ordinary shares	100.00%
Shanghai Hengyu Enterprise Management Consulting Co., Ltd. [Member]
Organization and Principal Activities (Textual)
Outstanding ordinary shares	62.50%